Share-based Compensation - Additional Information (Details) - Limited Liability Company Profit Interests Plan [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for futire issuance					9,186,933
Share based compensation by share based award number of shares authorized for issuance			8,960,795
Share based compensation by share based award number of shares available for issuance			226,138
Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award unrecognized compensation	$ 24	$ 106	$ 33	$ 141
Share based compensation by share based award unrecognized compensation remaning period for recognition	8 months 26 days		1 year 1 month 24 days	1 year 1 month 13 days
Share based compensation by share based award equity instruments other than options vested in period total fair value	$ 445	342	$ 434	$ 317
General and Administrative Expense [Member] | Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation	$ 9	$ 29	$ 97	$ 132